Contents of Significant Accounts - Unused Tax Loss Carry-forward for Which No Deferred Income Tax Assets have been Recognized (Detail) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	$ 37,876,957	$ 29,942,808
1-5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	27,072,604	14,881,800
6-10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	10,799,310	15,055,903
more than 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	$ 5,043	$ 5,105